FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
4.
FAIR VALUE MEASUREMENTS

The Plan accounts for financial assets and liabilities using a framework that establishes a hierarchy that ranks the quality of inputs, or assumptions, used in the determination of fair value, and the Plan classifies financial assets and liabilities carried at fair value in one of the following three categories of inputs:

Level 1 – quoted prices in active markets for identical assets and liabilities;

Level 2 – directly or indirectly observable inputs other than Level 1 quoted prices;

Level 3 – unobservable inputs not corroborated by market data.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for investments measured at fair value. There have been no significant changes in the methodologies used or transfers between levels during the years ended December 31, 2025 or 2024.

The Plan values employer securities and registered investment companies based on the closing price reported on the active markets on which the individual securities/funds are traded and are classified as Level 1. The Plan had no investments classified as Level 2 or 3 during the years ended December 31, 2025 and 2024.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The Plan evaluates assets and liabilities (if any) on a recurring basis to determine the appropriate level at which to classify them for each reporting period.

The following table presents the fair value measurements for the Plan’s investments by level, within the fair value hierarchy as of December 31:

	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025
Registered Investment Companies	$185,024,573	$185,024,573
Employer Securities	10,339,993	10,339,993
Total investments at fair value	195,364,566	195,364,566
Common/Collective Trust Funds measured at net asset value*	19,831,490	—
Total investments	$215,196,056	$195,364,566

	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2024
Registered Investment Companies	$170,278,611	$170,278,611
Employer Securities	9,207,307	9,207,307
Total investments at fair value	179,485,918	179,485,918
Common/Collective Trust Funds measured at net asset value*	18,715,611	—
Total investments	$198,201,529	$179,485,918

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.